Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Summary of the Computation of Earnings per Common Share	The following schedule summarizes the information used to compute earnings per common share for the years ended
December 31, 2024, 2023 and 2022:

(in thousands, except per share data)	2024	2023	2022

Net income	$83,591	$341,303	$423,211

Weighted average number of common shares used to compute basic earnings per common share	222,619	228,146	227,577
Dilutive effect of outstanding stock options and restricted stock units	2,098	2,473	2,555
Dilutive effect of outstanding warrants	—	—	4
Weighted average number of common shares used to compute diluted earnings per common share	224,717	230,619	230,136

Outstanding stock options and awards having no dilutive effect, not included in above calculation	26	1	146
Outstanding warrants having no dilutive effect, not included in above calculation	9,531	17,562	20,556

Basic earnings per common share	$0.38	$1.50	$1.86
Diluted earnings per common share	$0.37	$1.48	$1.84